OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 5,821	$ 5,703
Professional fees	128	578
Non recurring engineering	417	5,867
Government authorities	261	310
Other payables	1,339	1,588
Total	$ 7,966	$ 14,046